11000586

CONFIDENTIAL

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CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

RECEIVED NOV 15 2010 OFFICE OF THE SECRETARY

13FCON P 6/7/2011

Form 13F

CONFIDENTIAL TREATMENT EXPIRED

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2010

Check here if Amendment[ ]: Amendment Number:

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MICHAEL R. MURPHY
Address: 191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606

Form 13F File Number 28- 11638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Meghan O'Callaghan
Title: Associate
Phone: 312-265-9600

Signature, Place, and Date of Signing:

(Signature)
Chicago, Illinois
(City, State)
11/12/2010
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE

CONFIDENTIAL

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $ 13,342 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11635	DANIEL J. DONOGHUE
2	28-11637	DISCOVERY GROUP I, LLC

CONFIDENTIAL

13F Information Table
9/30/2010
CONFIDENTIAL TREATMENT REQUESTED

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8 Voting Authority		
NAME OF ISSUER	**TITLE OF CLASS**	**CUSIP**	**VALUE (X $1000)**	**SHRS OR PRN AMT**	**SH/ PRN**	**PUT/ CALL**	**INVESTMENT DISCRETION**	**OTHER MANAGERS**	**SOLE**	**SHARED**	**NONE**
EINSTEIN NOAH REST GROUP INC	COM	28257U104	4,218	397,963	SH		SHARED-OTHER	1, 2		397,963	
GUIDANCE SOFTWARE INC	COM	401692108	287	49,062	SH		SHARED-OTHER	1, 2		49,062	
HERLEY INDS INC DEL	COM	427398102	7,310	443,053	SH		SHARED-OTHER	1, 2		443,053	
KEYNOTE SYS INC	COM	493308100	1,527	131,392	SH		SHARED-OTHER	1, 2		131,392	
Total			**13,342**	**1,021,470**						**1,021,470**	